Cover	3 Months Ended
Mar. 31, 2026
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2026
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q1
Entity Registrant Name	BRAZIL POTASH CORP.
Entity Central Index Key	0001472326
Current Fiscal Year End Date	--12-31